UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

Item 1. Reports to Stockholders

Fidelity

Dynamic Strategies®

Fund

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
Fidelity Dynamic Strategies® Fund	14.95%	0.95%

A From October 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Dynamic Strategies® Fund, a class of the fund, on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the one-year period ending December 31, 2010, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. For the period, the large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. It was the second straight year of double-digit returns for major U.S. equity markets, with the S&P 500® ending up more than 90% from its March 2009 low. Stocks of mid- and small-sized companies fared much better than their larger-cap counterparts, advancing 25.48% and 26.85%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes. High-yield bonds also flourished amid a favorable environment for riskier assets, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 15.07%. Conversely, investment-grade debt and money market instruments yielded more-modest returns. The Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - rose 6.54% for the year, hampered by a weak fourth quarter, while short-term assets, as gauged by the Barclays Capital® U.S. 3 Month Treasury Bellwether Index, added just 0.15%.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Dynamic Strategies® Fund: For the year, the fund's Retail Class shares gained 14.95%, closely in line with the fund's primary benchmark, the S&P 500®. The fund outperformed the 10.59% return of the Fidelity Dynamic Strategies Composite Index. We believe this latter index offers a more consistent basis for comparison than the S&P 500. Overweighting asset classes with greater risk allowed the fund to outperform the Fidelity Composite index. The portfolio's out-of-benchmark stake in commodities contributed meaningfully. These investments rose along with a recovering global economy and growing investor concerns about inflation. The fund's bond positioning was another positive overall, due to stakes in strong-performing high-yield and emerging-markets debt, along with a corresponding underweighting in investment-grade bonds - a category that lagged the Composite index by about four percentage points. The fund's out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS) was a modest detractor. On the equity side, the fund's international stock investments - also out-of-benchmark - were helpful, though the gains were tempered by underweighting U.S. stocks.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.66%
Actual		$ 1,000.00	$ 1,179.90	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.91%
Actual		$ 1,000.00	$ 1,178.00	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Class B	1.41%
Actual		$ 1,000.00	$ 1,174.30	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class C	1.41%
Actual		$ 1,000.00	$ 1,174.60	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Dynamic Strategies	.41%
Actual		$ 1,000.00	$ 1,180.20	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,180.20	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2010**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 23.9%	Domestic Equity 28.4%
Emerging Markets Equity 6.6%	Emerging Markets Equity 6.5%
High Yield Fixed-Income 5.1%	High Yield Fixed-Income 7.5%
International Equity 4.8%	International Equity 3.4%
Investment Grade Fixed-Income 18.7%	Investment Grade Fixed-Income 20.7%
Other 24.7%	Other 18.1%
Short-Term 15.1%	Short-Term 1.3%
Sectors* 8.2%	Sectors* 14.2%
Net Other Assets† (7.1)%	Net Other Assets† (0.1)%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

† Net Other Assets are not included in the pie chart.
Asset Allocation (% of fund's investments)**
As of December 31, 2010	As of June 30, 2010
Equities 41.0%	Equities 50.7%
Bonds 26.3%	Bonds 30.0%
Short-Term and Other 32.7%	Short-Term and Other 19.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bond's include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Consolidated Investments December 31, 2010

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 41.0%
	Shares	Value
China Region Funds - 0.8%
Fidelity China Region Fund (e)	35,159	$ 1,143,020
iShares MSCI Hong Kong Index ETF (d)	82,900	1,567,639
TOTAL CHINA REGION FUNDS		2,710,659
Diversified Emerging Markets Funds - 2.2%
Claymore/BNY Mellon Frontier Markets ETF	65,000	1,588,600
Fidelity Emerging Markets Fund (e)	70,272	1,851,666
iShares MSCI Thailand Investable Market Index ETF (d)	23,000	1,489,250
Market Vectors Africa Index ETF	57,000	2,005,260
SPDR S&P Emerging Middle East & Africa ETF (d)	10,400	827,726
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		7,762,502
Europe Stock Funds - 0.9%
iShares MSCI Germany Index ETF (d)	109,900	2,631,006
Market Vectors Russia ETF (d)	15,900	602,769
TOTAL EUROPE STOCK FUNDS		3,233,775
Foreign Large Blend Funds - 0.3%
Fidelity Canada Fund (e)	19,237	1,118,621
Foreign Large Value Funds - 2.4%
WisdomTree International Dividend Ex-Financials ETF	97,000	4,283,520
WisdomTree International LargeCap Dividend ETF (d)	94,500	4,298,805
TOTAL FOREIGN LARGE VALUE FUNDS		8,582,325
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (e)	85,435	887,668
Japan Stock Funds - 1.0%
iShares MSCI Japan Index ETF	320,000	3,491,200
Large Blend Funds - 9.1%
Fidelity Advisor 130/30 Large Cap Institutional Class (e)	815,128	5,885,223
Fidelity Disciplined Equity Fund (e)	400,457	9,022,300
Fidelity Mega Cap Stock Fund (e)	1,015,974	10,149,576
SPDR S&P 500 ETF Trust	62,000	7,798,360
TOTAL LARGE BLEND FUNDS		32,855,459
Equity Funds - continued
	Shares	Value
Large Growth Funds - 14.5%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,677,607	$ 52,133,004
Latin America Stock Funds - 1.6%
Fidelity Latin America Fund (e)	18,590	1,097,350
Global X/InterBolsa FTSE Colombia 20 ETF (d)	18,700	795,311
iShares MSCI All Peru Capped Index ETF (d)	16,700	841,012
iShares MSCI Brazil Index ETF	16,700	1,292,580
iShares MSCI Chile Index ETF (d)	19,600	1,560,160
TOTAL LATIN AMERICA STOCK FUNDS		5,586,413
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (e)	42,184	1,198,866
Pacific Asia ex-Japan Stock Funds - 2.0%
iShares MSCI Australia Index ETF	40,650	1,034,136
iShares MSCI Malaysia Index ETF (d)	102,300	1,471,074
iShares MSCI Singapore Index ETF	109,800	1,520,730
SPDR S&P China ETF (d)	23,500	1,790,230
WisdomTree India Earnings ETF (d)	55,000	1,451,450
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		7,267,620
Sector Funds - Energy - 1.6%
Fidelity Energy Service Portfolio (e)	20,855	1,551,007
Fidelity Natural Gas Portfolio (e)	42,521	1,413,414
SPDR Oil & Gas Equipment & Services ETF (d)	71,200	2,613,752
TOTAL SECTOR FUNDS - ENERGY		5,578,173
Sector Funds - Industrials - 0.5%
Market Vectors Environmental Services ETF	8,200	423,120
SPDR FTSE Macquarie Global Infrastructure 100 ETF	33,100	1,367,692
TOTAL SECTOR FUNDS - INDUSTRIALS		1,790,812
Sector Funds - Natural Resources - 2.7%
Market Vectors Agribusiness ETF (d)	126,200	6,756,748
PowerShares Global Water ETF (d)	151,500	3,031,515
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,788,263
Sector Funds - Real Estate - 0.9%
DJ Wilshire REIT ETF (d)	33,000	2,013,660
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - continued
Fidelity International Real Estate Fund (e)	63,600	$ 596,567
Fidelity Real Estate Investment Portfolio (e)	30,080	772,744
TOTAL SECTOR FUNDS - REAL ESTATE		3,382,971
TOTAL EQUITY FUNDS (Cost $130,449,727)		147,368,331
Fixed-Income Funds - 26.3%

Bank Loan Funds - 1.3%
Fidelity Floating Rate High Income Fund (e)	466,319	4,565,261
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (e)	528,860	8,276,657
High Yield Bond Funds - 1.5%
Fidelity High Income Fund (e)	523,226	4,677,644
iShares iBoxx $ High Yield Corporate Bond ETF (d)	9,800	884,842
TOTAL HIGH YIELD BOND FUNDS		5,562,486
Inflation-Protected Bond Funds - 1.8%
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,309,600
Intermediate-Term Bond Funds - 12.5%
Fidelity Investment Grade Bond Fund (e)	5,196,266	38,400,406
iShares Barclays Aggregate Bond ETF	61,200	6,471,900
TOTAL INTERMEDIATE-TERM BOND FUNDS		44,872,306
Long Government Bond Funds - 3.2%
iShares Barclays 20+ Year Treasury Bond ETF (d)	124,000	11,670,880
Sector Funds - Real Estate - 2.5%
Fidelity Real Estate Income Fund (e)	865,086	8,996,896
World Bond Funds - 1.2%
SPDR DB International Government Inflation-Protected Bond ETF	76,100	4,422,171
TOTAL FIXED-INCOME FUNDS (Cost $90,437,888)		94,676,257
Other - 24.7%
	Shares	Value
Commodity Funds - Broad Basket - 3.3%
Fidelity Commodity Strategy Fund (a)(e)	944,834	$ 11,196,287
Fidelity Global Commodity Stock Fund (e)	41,237	706,801
TOTAL COMMODITY FUNDS - BROAD BASKET		11,903,088
Commodity Funds - Energy - 1.5%
United States Oil Fund LP ETF (a)	142,100	5,541,900
Commodity Funds - Precious Metals - 10.8%
iShares Silver Trust ETF (a)	559,800	16,894,764
SPDR Gold Trust ETF (a)	159,700	22,153,584
TOTAL COMMODITY FUNDS - PRECIOUS METALS		39,048,348
Currency Funds - 1.6%
CurrencyShares Australian Dollar Trust ETF (d)	7,418	761,532
CurrencyShares Canadian Dollar Trust ETF (d)	6,598	656,765
WisdomTree Dreyfus Brazilian Real ETF	26,000	690,300
WisdomTree Dreyfus Chinese Yuan ETF	58,000	1,471,460
WisdomTree Dreyfus Emerging Currency ETF (d)	65,900	1,486,704
WisdomTree Dreyfus Indian Rupee ETF	22,400	595,392
TOTAL CURRENCY FUNDS		5,662,153
Exchange - Traded Notes - Agriculture - 2.4%
ELEMENTS Rogers International Commodity Agricultural ETN (issued by Swedish Export Credit Corp., maturity date 10/24/22) (a)	395,800	4,242,976
ETFS Classic Commodity Securities - Agriculture DJ-UBSCI	477,500	4,359,575
TOTAL EXCHANGE - TRADED NOTES - AGRICULTURE		8,602,551
Exchange - Traded Notes - Energy - 2.9%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	282,100	10,254,335
Exchange - Traded Notes - Industrial Metals - 1.2%
ETFS Classic Commodity Securities - Copper	88,100	4,344,211
Other - continued
	Shares	Value
Specialty Precious Metals Funds - 1.0%
Fidelity Gold Portfolio (e)	37,397	$ 1,986,142
Market Vectors Gold Miners ETF	25,524	1,568,960
TOTAL SPECIALTY PRECIOUS METALS FUNDS		3,555,102
TOTAL OTHER (Cost $74,043,321)		88,911,688
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class (e)	11,031,758	11,031,758
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	25,794,025	25,794,025
TOTAL SHORT-TERM FUNDS (Cost $36,825,783)		36,825,783
Cash Equivalents - 4.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $17,785,000)	$ 17,785,296	17,785,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $349,541,719)		385,567,059
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(25,640,968)
NET ASSETS - 100%		$ 359,926,091
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,785,000 due 1/03/11 at 0.20%
BNP Paribas Securities Corp.	$ 2,102,850
Barclays Capital, Inc.	4,195,680
Citigroup Global Markets, Inc.	1,353,445
Credit Agricole Securities (USA), Inc.	2,706,891
Deutsche Bank Securities, Inc.	541,378
HSBC Securities (USA), Inc.	1,595,608
J.P. Morgan Securities, Inc.	1,353,445
Merrill Lynch, Pierce, Fenner & Smith, Inc.	406,034
Mizuho Securities USA, Inc.	2,300,857
RBS Securities, Inc.	755,106
Societe Generale, New York Branch	338,361
Wells Fargo Securities LLC	135,345
$ 17,785,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 87,533
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 1,620,230	$ 429,654	$ -	$ 5,885,223
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	-	45,461,625	1,349,904	282,506	52,133,004
Fidelity Bio-technology Portfolio	471,435	123,367	623,848	-	-
Fidelity Canada Fund	736,531	278,859	70,907	8,671	1,118,621
Fidelity China Region Fund	799,248	251,966	64,462	13,078	1,143,020
Fidelity Commodity Strategy Fund	5,156,250	4,518,355	-	-	11,196,287
Fidelity Consumer Discretion-ary Portfolio	3,199,994	353,893	3,811,373	1,871	-
Fidelity Consumer Staples Portfolio	4,076,982	378,208	4,357,630	5,873	-
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Disciplined Equity Fund	$ 6,629,841	$ 2,463,651	$ 644,621	$ 83,460	$ 9,022,300
Fidelity Emerging Markets Fund	1,287,831	422,578	107,437	16,930	1,851,666
Fidelity Energy Portfolio	4,472,762	291,316	4,326,925	-	-
Fidelity Energy Service Portfolio	933,116	396,698	107,436	-	1,551,007
Fidelity Financial Services Portfolio	4,508,666	622,780	5,108,191	-	-
Fidelity Floating Rate High Income Fund	3,158,857	4,298,039	3,012,017	147,947	4,565,261
Fidelity Global Commodity Stock Fund	456,015	207,246	53,718	6,369	706,801
Fidelity Gold Portfolio	1,196,451	557,168	107,437	-	1,986,142
Fidelity Health Care Portfolio	4,835,530	370,193	5,199,025	-	-
Fidelity High Income Fund	5,714,467	1,996,080	3,318,246	447,382	4,677,644
Fidelity Industrials Portfolio	3,796,880	345,131	4,368,144	4,512	-
Fidelity Inflation Protected Bond Fund	11,671,673	37,995	11,815,783	42,434	-
Fidelity Institutional Money Market Portfolio Institutional Class	5,511,621	50,483,806	44,963,669	20,413	11,031,758
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Real Estate Fund	$ 331,788	$ 236,727	$ 10,696	$ 21,014	$ 596,567
Fidelity International Small Cap Opportuni-ties Fund	582,440	213,866	53,718	12,155	887,668
Fidelity Investment Grade Bond Fund	27,892,950	11,737,949	2,776,898	1,124,835	38,400,406
Fidelity Latin America Fund	771,834	261,344	64,463	19,633	1,097,350
Fidelity Leveraged Company Stock Fund	771,641	282,117	75,206	4,428	1,198,866
Fidelity Materials Portfolio	1,307,872	129,224	1,370,237	53	-
Fidelity Mega Cap Stock Fund	7,190,617	2,451,897	644,621	71,706	10,149,576
Fidelity Natural Gas Portfolio	1,036,797	409,750	107,438	10,992	1,413,414
Fidelity New Markets Income Fund	4,477,818	3,572,346	-	394,319	8,276,657
Fidelity Real Estate Income Fund	1,412,597	7,048,784	-	311,490	8,996,896
Fidelity Real Estate Investment Portfolio	445,982	210,677	32,202	12,112	772,744
Fidelity Strategic Real Return Fund	6,884,793	2,482,381	10,148,130	46,235	-
Fidelity Technology Portfolio	7,160,593	558,714	7,764,922	-	-
Fidelity Telecom-munications Portfolio	1,230,249	110,151	1,316,572	7,932	-
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Utilities Portfolio	$ 1,550,588	$ 113,604	$ 1,600,137	$ 6,927	$ -
Total	$ 135,860,318	$ 145,298,715	$ 119,805,667	$ 3,125,277	$ 178,658,878
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ -	$ 43,800,000	$ 342,000	$ -	$ 52,035,491
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ 722,918	$ -	$ -
Horizons BetaPro COMEX Silver ETF	677,295	-	723,730	-	-
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	599,419	-	-
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	347,674	-	-
	$ 2,437,348	$ -	$ 2,393,741	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $3,711,147 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including securities loaned of $25,395,672 and repurchase agreements of $17,785,000) - See accompanying schedule: Unaffiliated issuers (cost $161,549,946)	$ 181,114,156
Fidelity Central Funds (cost $25,794,025)	25,794,025
Affiliated underlying funds (cost $162,197,748)	178,658,878
Total Investments (cost $349,541,719)		$ 385,567,059
Cash		914
Receivable for fund shares sold		2,085,357
Dividends receivable		211,274
Distributions receivable from Fidelity Central Funds		34,186
Receivable from investment adviser for expense reductions		27,033
Other receivables		1,184
Total assets		387,927,007

Liabilities
Payable for investments purchased	$ 1,790,837
Payable for fund shares redeemed	213,670
Distributions payable	121
Accrued management fee	124,822
Distribution and service plan fees payable	61,687
Other affiliated payables	15,754
Collateral on securities loaned, at value	25,794,025
Total liabilities		28,000,916

Net Assets		$ 359,926,091
Net Assets consist of:
Paid in capital		$ 329,683,235
Undistributed net investment income		126,425
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,908,909)
Net unrealized appreciation (depreciation) on investments		36,025,340
Net Assets		$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements - continued

Consolidated Statement of Assets and Liabilities - continued

December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,226,383 ÷ 5,994,603 shares)	$ 9.55

Maximum offering price per share (100/94.25 of $9.55)	$ 10.13
Class T: Net Asset Value and redemption price per share ($28,766,426 ÷ 3,019,772 shares)	$ 9.53

Maximum offering price per share (100/96.50 of $9.53)	$ 9.88
Class B: Net Asset Value and offering price per share ($5,806,438 ÷ 609,907 shares)A	$ 9.52

Class C: Net Asset Value and offering price per share ($42,595,226 ÷ 4,506,315 shares)A	$ 9.45

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($208,393,668 ÷ 21,771,039 shares)	$ 9.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,137,950 ÷ 1,790,137 shares)	$ 9.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends from underlying funds: Unaffiliated		$ 1,670,611
Affiliated		3,125,277
Interest		17,308
Income from Fidelity Central Funds		87,533
Total income		4,900,729

Expenses
Management fee	$ 1,389,387
Distribution and service plan fees	569,826
Custodian fees and expenses	516
Independent trustees' compensation	926
Subsidiary directors' fees	9,596
Miscellaneous	19,263
Total expenses before reductions	1,989,514
Expense reductions	(331,416)	1,658,098
Net investment income (loss)		3,242,631
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	1,907,771
Affiliated	978,784
Foreign currency transactions	25,695
Realized gain distributions from underlying funds:
Unaffiliated	58,201
Affiliated	276,029
Total net realized gain (loss)		3,246,480
Change in net unrealized appreciation (depreciation) on investment securities		33,064,920
Net gain (loss)		36,311,400
Net increase (decrease) in net assets resulting from operations		$ 39,554,031

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements - continued

Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,242,631	$ 2,249,723
Net realized gain (loss)	3,246,480	(3,497,134)
Change in net unrealized appreciation (depreciation)	33,064,920	37,513,926
Net increase (decrease) in net assets resulting from operations	39,554,031	36,266,515
Distributions to shareholders from net investment income	(3,211,863)	(2,224,864)
Distributions to shareholders from net realized gain	(1,593,508)	(1,256,716)
Total distributions	(4,805,371)	(3,481,580)
Share transactions - net increase (decrease)	103,582,667	95,186,754
Total increase (decrease) in net assets	138,331,327	127,971,689

Net Assets
Beginning of period	221,594,764	93,623,075
End of period (including undistributed net investment income of $126,425 and undistributed net investment income of $245, respectively)	$ 359,926,091	$ 221,594,764

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.15	.06
Net realized and unrealized gain (loss)	1.13	1.80	(2.88)	(.34)
Total from investment operations	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.13) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%A
Net investment income (loss)	1.16%	1.48%	1.78%	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.09	.12	.06
Net realized and unrealized gain (loss)	1.13	1.78	(2.86)	(.35)
Total from investment operations	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.11)K	(.12)J	(.17)	(.12)
Net asset value, end of period	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%A
Expenses net of all reductions	.90%	.90%	.90%	.90%A
Net investment income (loss)	.91%	1.24%	1.53%	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.06	.09	.05
Net realized and unrealized gain (loss)	1.12	1.78	(2.87)	(.35)
Total from investment operations	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.07)	(.10)J	(.12)	(.11)
Net asset value, end of period	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.06	.08	.05
Net realized and unrealized gain (loss)	1.11	1.76	(2.86)	(.35)
Total from investment operations	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.08) K	(.10)J	(.15)	(.11)
Net asset value, end of period	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Dynamic Strategies

Years ended December 31,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.13	.17	.06
Net realized and unrealized gain (loss)	1.14	1.79	(2.88)	(.34)
Total from investment operations	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.13	.17	.07
Net realized and unrealized gain (loss)	1.14	1.79	(2.88)	(.35)
Total from investment operations	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of December 31, 2010, the Fund held $52,035,491 in the Subsidiary, representing 14.5% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which

Annual Report

3. Investments in Fidelity Central Funds - continued

are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

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4. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund incurred an excise tax liability of $15,522 on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. This expense was reimbursed to the Fund which is included in Expense reductions on the Statement of Operations. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying consolidated financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Underlying Funds, foreign currency transactions, income recognized from controlled foreign corporation (CFC), passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 37,094,511
Gross unrealized depreciation	(3,611,337)
Net unrealized appreciation (depreciation)	$ 33,483,174
Tax Cost	$ 350,282,267

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 479,094
Capital loss carryforward	$ (3,711,147)
Net unrealized appreciation (depreciation)	$ 33,483,174

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 4,805,371	$ 3,481,580

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities including the Underlying Fund shares, other than short-term securities, aggregated $354,106,035 and $267,025,472, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 29, 2012.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMRC has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMRC reimbursed the Fund $34,393 and is reflected in Expense reductions on the Consolidated Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,143	$ 4,094
Class T	.25%	.25%	112,716	-
Class B	.75%	.25%	49,491	37,118
Class C	.75%	.25%	299,476	141,889
			$ 569,826	$ 183,101

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Annual Report

Notes to Consolidated Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,843
Class T	11,483
Class B*	7,492
Class C*	8,926
$ 70,744

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $843 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,741 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

9. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $87,533, including $2,079 from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 29, 2012. During the period, this management fee waiver reduced the Fund's management fee by $274,179.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,249 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 499,122	$ 318,849
Class T	197,243	151,774
Class B	13,225	16,030
Class C	156,012	123,507
Dynamic Strategies	2,170,963	1,532,132
Institutional Class	175,298	82,572
Total	$ 3,211,863	$ 2,224,864

Annual Report

Notes to Consolidated Financial Statements - continued

11. Distributions to Shareholders - continued

Years ended December 31,	2010	2009
From net realized gain
Class A	$ 251,525	$ 171,948
Class T	130,917	110,455
Class B	26,325	18,694
Class C	183,392	116,712
Dynamic Strategies	933,188	796,652
Institutional Class	68,161	42,255
Total	$ 1,593,508	$ 1,256,716

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	4,258,684	3,223,050	$ 37,796,195	$ 24,881,155
Reinvestment of distributions	65,064	46,864	607,250	395,011
Shares redeemed	(2,183,627)	(430,502)	(19,226,107)	(3,085,024)
Net increase (decrease)	2,140,121	2,839,412	$ 19,177,338	$ 22,191,142
Class T
Shares sold	1,186,852	2,102,892	$ 10,467,996	$ 14,845,291
Reinvestment of distributions	32,065	27,168	297,528	226,926
Shares redeemed	(445,241)	(586,056)	(3,888,800)	(4,289,738)
Net increase (decrease)	773,676	1,544,004	$ 6,876,724	$ 10,782,479
Class B
Shares sold	323,080	344,852	$ 2,770,584	$ 2,619,955
Reinvestment of distributions	4,212	4,099	38,499	34,082
Shares redeemed	(104,068)	(180,878)	(908,372)	(1,342,614)
Net increase (decrease)	223,224	168,073	$ 1,900,711	$ 1,311,423
Class C
Shares sold	2,447,418	1,966,054	$ 21,262,519	$ 14,977,601
Reinvestment of distributions	35,182	27,897	322,701	232,261
Shares redeemed	(488,696)	(437,347)	(4,250,410)	(3,062,241)
Net increase (decrease)	1,993,904	1,556,604	$ 17,334,810	$ 12,147,621
Dynamic Strategies
Shares sold	11,680,798	11,410,299	$ 104,146,943	$ 86,754,373
Reinvestment of distributions	309,778	257,830	2,900,626	2,164,709
Shares redeemed	(6,562,679)	(5,888,745)	(57,103,590)	(43,230,307)
Net increase (decrease)	5,427,897	5,779,384	$ 49,943,979	$ 45,688,775

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Institutional Class
Shares sold	1,159,147	625,394	$ 10,525,818	$ 4,979,050
Reinvestment of distributions	15,054	11,500	141,418	96,666
Shares redeemed	(264,662)	(301,514)	(2,318,131)	(2,010,402)
Net increase (decrease)	909,539	335,380	$ 8,349,105	$ 3,065,314

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 21% of the total outstanding shares of Fidelity Advisor 130/30 Large Cap Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the consolidated schedule of investments, as of December 31, 2010, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the three years in the period then ended and the period from October 31, 2007 (commencement of investment operations) to December 31, 2007. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from October 31, 2007 (commencement of investment operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-
2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Dynamic Strategies	2/14/2011	2/11/2011	$0.005	$0.01

Dynamic Strategies designates 3% and 13% of the dividends distributed in February and December 2010, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Dynamic Strategies designates 10% and 22% of the dividends distributed in February and December 2010, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMRC does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class C of the fund and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The fund's proprietary custom index is an index developed by FMRC that represents the performance of the fund's three general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Dynamic Strategies Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 73% means that 27% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Dynamic Strategies Fund

Annual Report

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2009. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through February 28, 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees, and custodial, legal, and audit fees paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for 2009. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

DYS-UANN-0211
1.852672.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Dynamic Strategies®
Fund - Class A, Class T, Class B and Class C

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity Dynamic
Strategies® Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	8.05%	-1.15%
Class T (incl. 3.50% sales charge)	10.44%	-0.66%
Class B (incl. contingent deferred sales charge) B	8.80%	-0.96%
Class C (incl. contingent deferred sales charge) C	12.81%	-0.05%

A From October 31, 2007.

B Class B shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 5% and 3%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Strategies® Fund - Class A on October 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the one-year period ending December 31, 2010, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. For the period, the large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. It was the second straight year of double-digit returns for major U.S. equity markets, with the S&P 500® ending up more than 90% from its March 2009 low. Stocks of mid- and small-sized companies fared much better than their larger-cap counterparts, advancing 25.48% and 26.85%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes. High-yield bonds also flourished amid a favorable environment for riskier assets, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 15.07%. Conversely, investment-grade debt and money market instruments yielded more-modest returns. The Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - rose 6.54% for the year, hampered by a weak fourth quarter, while short-term assets, as gauged by the Barclays Capital® U.S. 3 Month Treasury Bellwether Index, added just 0.15%.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor Dynamic Strategies® Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 14.64%, 14.45%, 13.80% and 13.81%, respectively (excluding sales charges), versus 15.06% for the fund's primary benchmark, the S&P 500®. The fund outperformed the 10.59% return of the Fidelity Dynamic Strategies Composite Index. We believe this latter index offers a more consistent basis for comparison than the S&P 500. Overweighting asset classes with greater risk allowed the fund to outperform the Composite index. The portfolio's out-of-benchmark stake in commodities contributed meaningfully. These investments rose along with a recovering global economy and growing investor concern about inflation. The fund's bond positioning was another positive overall, due to stakes in strong-performing high-yield and emerging-markets debt, along with a corresponding underweighting in investment-grade bonds - a category that lagged the Composite index by about four percentage points. The fund's out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS) was a modest detractor. On the equity side, the fund's international stock investments - also out-of-benchmark - were helpful, though the gains were tempered by underweighting U.S. stocks.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor Dynamic Strategies® Fund: For the year, the fund's Institutional Class shares returned 14.95%, in line with the fund's primary benchmark, the S&P 500®. The fund outperformed the 10.59% return of the Fidelity Dynamic Strategies Composite Index. We believe this latter index offers a more consistent basis for comparison than the S&P 500. Overweighting asset classes with greater risk allowed the fund to outperform the Composite index. The portfolio's out-of-benchmark stake in commodities contributed meaningfully. These investments rose along with a recovering global economy and growing investor concern about inflation. The fund's bond positioning was another positive overall, due to stakes in strong-performing high-yield and emerging-markets debt, along with a corresponding underweighting in investment-grade bonds - a category that lagged the Composite index by about four percentage points. The fund's out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS) was a modest detractor. On the equity side, the fund's international stock investments - also out-of-benchmark - were helpful, though the gains were tempered by underweighting U.S. stocks.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.66%
Actual		$ 1,000.00	$ 1,179.90	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.91%
Actual		$ 1,000.00	$ 1,178.00	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Class B	1.41%
Actual		$ 1,000.00	$ 1,174.30	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class C	1.41%
Actual		$ 1,000.00	$ 1,174.60	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Dynamic Strategies	.41%
Actual		$ 1,000.00	$ 1,180.20	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,180.20	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2010**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 23.9%	Domestic Equity 28.4%
Emerging Markets Equity 6.6%	Emerging Markets Equity 6.5%
High Yield Fixed-Income 5.1%	High Yield Fixed-Income 7.5%
International Equity 4.8%	International Equity 3.4%
Investment Grade Fixed-Income 18.7%	Investment Grade Fixed-Income 20.7%
Other 24.7%	Other 18.1%
Short-Term 15.1%	Short-Term 1.3%
Sectors* 8.2%	Sectors* 14.2%
Net Other Assets† (7.1)%	Net Other Assets† (0.1)%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

† Net Other Assets are not included in the pie chart.
Asset Allocation (% of fund's investments)**
As of December 31, 2010	As of June 30, 2010
Equities 41.0%	Equities 50.7%
Bonds 26.3%	Bonds 30.0%
Short-Term and Other 32.7%	Short-Term and Other 19.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bond's include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Consolidated Investments December 31, 2010

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 41.0%
	Shares	Value
China Region Funds - 0.8%
Fidelity China Region Fund (e)	35,159	$ 1,143,020
iShares MSCI Hong Kong Index ETF (d)	82,900	1,567,639
TOTAL CHINA REGION FUNDS		2,710,659
Diversified Emerging Markets Funds - 2.2%
Claymore/BNY Mellon Frontier Markets ETF	65,000	1,588,600
Fidelity Emerging Markets Fund (e)	70,272	1,851,666
iShares MSCI Thailand Investable Market Index ETF (d)	23,000	1,489,250
Market Vectors Africa Index ETF	57,000	2,005,260
SPDR S&P Emerging Middle East & Africa ETF (d)	10,400	827,726
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		7,762,502
Europe Stock Funds - 0.9%
iShares MSCI Germany Index ETF (d)	109,900	2,631,006
Market Vectors Russia ETF (d)	15,900	602,769
TOTAL EUROPE STOCK FUNDS		3,233,775
Foreign Large Blend Funds - 0.3%
Fidelity Canada Fund (e)	19,237	1,118,621
Foreign Large Value Funds - 2.4%
WisdomTree International Dividend Ex-Financials ETF	97,000	4,283,520
WisdomTree International LargeCap Dividend ETF (d)	94,500	4,298,805
TOTAL FOREIGN LARGE VALUE FUNDS		8,582,325
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (e)	85,435	887,668
Japan Stock Funds - 1.0%
iShares MSCI Japan Index ETF	320,000	3,491,200
Large Blend Funds - 9.1%
Fidelity Advisor 130/30 Large Cap Institutional Class (e)	815,128	5,885,223
Fidelity Disciplined Equity Fund (e)	400,457	9,022,300
Fidelity Mega Cap Stock Fund (e)	1,015,974	10,149,576
SPDR S&P 500 ETF Trust	62,000	7,798,360
TOTAL LARGE BLEND FUNDS		32,855,459
Equity Funds - continued
	Shares	Value
Large Growth Funds - 14.5%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,677,607	$ 52,133,004
Latin America Stock Funds - 1.6%
Fidelity Latin America Fund (e)	18,590	1,097,350
Global X/InterBolsa FTSE Colombia 20 ETF (d)	18,700	795,311
iShares MSCI All Peru Capped Index ETF (d)	16,700	841,012
iShares MSCI Brazil Index ETF	16,700	1,292,580
iShares MSCI Chile Index ETF (d)	19,600	1,560,160
TOTAL LATIN AMERICA STOCK FUNDS		5,586,413
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (e)	42,184	1,198,866
Pacific Asia ex-Japan Stock Funds - 2.0%
iShares MSCI Australia Index ETF	40,650	1,034,136
iShares MSCI Malaysia Index ETF (d)	102,300	1,471,074
iShares MSCI Singapore Index ETF	109,800	1,520,730
SPDR S&P China ETF (d)	23,500	1,790,230
WisdomTree India Earnings ETF (d)	55,000	1,451,450
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		7,267,620
Sector Funds - Energy - 1.6%
Fidelity Energy Service Portfolio (e)	20,855	1,551,007
Fidelity Natural Gas Portfolio (e)	42,521	1,413,414
SPDR Oil & Gas Equipment & Services ETF (d)	71,200	2,613,752
TOTAL SECTOR FUNDS - ENERGY		5,578,173
Sector Funds - Industrials - 0.5%
Market Vectors Environmental Services ETF	8,200	423,120
SPDR FTSE Macquarie Global Infrastructure 100 ETF	33,100	1,367,692
TOTAL SECTOR FUNDS - INDUSTRIALS		1,790,812
Sector Funds - Natural Resources - 2.7%
Market Vectors Agribusiness ETF (d)	126,200	6,756,748
PowerShares Global Water ETF (d)	151,500	3,031,515
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,788,263
Sector Funds - Real Estate - 0.9%
DJ Wilshire REIT ETF (d)	33,000	2,013,660
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - continued
Fidelity International Real Estate Fund (e)	63,600	$ 596,567
Fidelity Real Estate Investment Portfolio (e)	30,080	772,744
TOTAL SECTOR FUNDS - REAL ESTATE		3,382,971
TOTAL EQUITY FUNDS (Cost $130,449,727)		147,368,331
Fixed-Income Funds - 26.3%

Bank Loan Funds - 1.3%
Fidelity Floating Rate High Income Fund (e)	466,319	4,565,261
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (e)	528,860	8,276,657
High Yield Bond Funds - 1.5%
Fidelity High Income Fund (e)	523,226	4,677,644
iShares iBoxx $ High Yield Corporate Bond ETF (d)	9,800	884,842
TOTAL HIGH YIELD BOND FUNDS		5,562,486
Inflation-Protected Bond Funds - 1.8%
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,309,600
Intermediate-Term Bond Funds - 12.5%
Fidelity Investment Grade Bond Fund (e)	5,196,266	38,400,406
iShares Barclays Aggregate Bond ETF	61,200	6,471,900
TOTAL INTERMEDIATE-TERM BOND FUNDS		44,872,306
Long Government Bond Funds - 3.2%
iShares Barclays 20+ Year Treasury Bond ETF (d)	124,000	11,670,880
Sector Funds - Real Estate - 2.5%
Fidelity Real Estate Income Fund (e)	865,086	8,996,896
World Bond Funds - 1.2%
SPDR DB International Government Inflation-Protected Bond ETF	76,100	4,422,171
TOTAL FIXED-INCOME FUNDS (Cost $90,437,888)		94,676,257
Other - 24.7%
	Shares	Value
Commodity Funds - Broad Basket - 3.3%
Fidelity Commodity Strategy Fund (a)(e)	944,834	$ 11,196,287
Fidelity Global Commodity Stock Fund (e)	41,237	706,801
TOTAL COMMODITY FUNDS - BROAD BASKET		11,903,088
Commodity Funds - Energy - 1.5%
United States Oil Fund LP ETF (a)	142,100	5,541,900
Commodity Funds - Precious Metals - 10.8%
iShares Silver Trust ETF (a)	559,800	16,894,764
SPDR Gold Trust ETF (a)	159,700	22,153,584
TOTAL COMMODITY FUNDS - PRECIOUS METALS		39,048,348
Currency Funds - 1.6%
CurrencyShares Australian Dollar Trust ETF (d)	7,418	761,532
CurrencyShares Canadian Dollar Trust ETF (d)	6,598	656,765
WisdomTree Dreyfus Brazilian Real ETF	26,000	690,300
WisdomTree Dreyfus Chinese Yuan ETF	58,000	1,471,460
WisdomTree Dreyfus Emerging Currency ETF (d)	65,900	1,486,704
WisdomTree Dreyfus Indian Rupee ETF	22,400	595,392
TOTAL CURRENCY FUNDS		5,662,153
Exchange - Traded Notes - Agriculture - 2.4%
ELEMENTS Rogers International Commodity Agricultural ETN (issued by Swedish Export Credit Corp., maturity date 10/24/22) (a)	395,800	4,242,976
ETFS Classic Commodity Securities - Agriculture DJ-UBSCI	477,500	4,359,575
TOTAL EXCHANGE - TRADED NOTES - AGRICULTURE		8,602,551
Exchange - Traded Notes - Energy - 2.9%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	282,100	10,254,335
Exchange - Traded Notes - Industrial Metals - 1.2%
ETFS Classic Commodity Securities - Copper	88,100	4,344,211
Other - continued
	Shares	Value
Specialty Precious Metals Funds - 1.0%
Fidelity Gold Portfolio (e)	37,397	$ 1,986,142
Market Vectors Gold Miners ETF	25,524	1,568,960
TOTAL SPECIALTY PRECIOUS METALS FUNDS		3,555,102
TOTAL OTHER (Cost $74,043,321)		88,911,688
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class (e)	11,031,758	11,031,758
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	25,794,025	25,794,025
TOTAL SHORT-TERM FUNDS (Cost $36,825,783)		36,825,783
Cash Equivalents - 4.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $17,785,000)	$ 17,785,296	17,785,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $349,541,719)		385,567,059
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(25,640,968)
NET ASSETS - 100%		$ 359,926,091
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,785,000 due 1/03/11 at 0.20%
BNP Paribas Securities Corp.	$ 2,102,850
Barclays Capital, Inc.	4,195,680
Citigroup Global Markets, Inc.	1,353,445
Credit Agricole Securities (USA), Inc.	2,706,891
Deutsche Bank Securities, Inc.	541,378
HSBC Securities (USA), Inc.	1,595,608
J.P. Morgan Securities, Inc.	1,353,445
Merrill Lynch, Pierce, Fenner & Smith, Inc.	406,034
Mizuho Securities USA, Inc.	2,300,857
RBS Securities, Inc.	755,106
Societe Generale, New York Branch	338,361
Wells Fargo Securities LLC	135,345
$ 17,785,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 87,533
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 1,620,230	$ 429,654	$ -	$ 5,885,223
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	-	45,461,625	1,349,904	282,506	52,133,004
Fidelity Bio-technology Portfolio	471,435	123,367	623,848	-	-
Fidelity Canada Fund	736,531	278,859	70,907	8,671	1,118,621
Fidelity China Region Fund	799,248	251,966	64,462	13,078	1,143,020
Fidelity Commodity Strategy Fund	5,156,250	4,518,355	-	-	11,196,287
Fidelity Consumer Discretion-ary Portfolio	3,199,994	353,893	3,811,373	1,871	-
Fidelity Consumer Staples Portfolio	4,076,982	378,208	4,357,630	5,873	-
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Disciplined Equity Fund	$ 6,629,841	$ 2,463,651	$ 644,621	$ 83,460	$ 9,022,300
Fidelity Emerging Markets Fund	1,287,831	422,578	107,437	16,930	1,851,666
Fidelity Energy Portfolio	4,472,762	291,316	4,326,925	-	-
Fidelity Energy Service Portfolio	933,116	396,698	107,436	-	1,551,007
Fidelity Financial Services Portfolio	4,508,666	622,780	5,108,191	-	-
Fidelity Floating Rate High Income Fund	3,158,857	4,298,039	3,012,017	147,947	4,565,261
Fidelity Global Commodity Stock Fund	456,015	207,246	53,718	6,369	706,801
Fidelity Gold Portfolio	1,196,451	557,168	107,437	-	1,986,142
Fidelity Health Care Portfolio	4,835,530	370,193	5,199,025	-	-
Fidelity High Income Fund	5,714,467	1,996,080	3,318,246	447,382	4,677,644
Fidelity Industrials Portfolio	3,796,880	345,131	4,368,144	4,512	-
Fidelity Inflation Protected Bond Fund	11,671,673	37,995	11,815,783	42,434	-
Fidelity Institutional Money Market Portfolio Institutional Class	5,511,621	50,483,806	44,963,669	20,413	11,031,758
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Real Estate Fund	$ 331,788	$ 236,727	$ 10,696	$ 21,014	$ 596,567
Fidelity International Small Cap Opportuni-ties Fund	582,440	213,866	53,718	12,155	887,668
Fidelity Investment Grade Bond Fund	27,892,950	11,737,949	2,776,898	1,124,835	38,400,406
Fidelity Latin America Fund	771,834	261,344	64,463	19,633	1,097,350
Fidelity Leveraged Company Stock Fund	771,641	282,117	75,206	4,428	1,198,866
Fidelity Materials Portfolio	1,307,872	129,224	1,370,237	53	-
Fidelity Mega Cap Stock Fund	7,190,617	2,451,897	644,621	71,706	10,149,576
Fidelity Natural Gas Portfolio	1,036,797	409,750	107,438	10,992	1,413,414
Fidelity New Markets Income Fund	4,477,818	3,572,346	-	394,319	8,276,657
Fidelity Real Estate Income Fund	1,412,597	7,048,784	-	311,490	8,996,896
Fidelity Real Estate Investment Portfolio	445,982	210,677	32,202	12,112	772,744
Fidelity Strategic Real Return Fund	6,884,793	2,482,381	10,148,130	46,235	-
Fidelity Technology Portfolio	7,160,593	558,714	7,764,922	-	-
Fidelity Telecom-munications Portfolio	1,230,249	110,151	1,316,572	7,932	-
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Utilities Portfolio	$ 1,550,588	$ 113,604	$ 1,600,137	$ 6,927	$ -
Total	$ 135,860,318	$ 145,298,715	$ 119,805,667	$ 3,125,277	$ 178,658,878
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ -	$ 43,800,000	$ 342,000	$ -	$ 52,035,491
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ 722,918	$ -	$ -
Horizons BetaPro COMEX Silver ETF	677,295	-	723,730	-	-
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	599,419	-	-
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	347,674	-	-
	$ 2,437,348	$ -	$ 2,393,741	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $3,711,147 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including securities loaned of $25,395,672 and repurchase agreements of $17,785,000) - See accompanying schedule: Unaffiliated issuers (cost $161,549,946)	$ 181,114,156
Fidelity Central Funds (cost $25,794,025)	25,794,025
Affiliated underlying funds (cost $162,197,748)	178,658,878
Total Investments (cost $349,541,719)		$ 385,567,059
Cash		914
Receivable for fund shares sold		2,085,357
Dividends receivable		211,274
Distributions receivable from Fidelity Central Funds		34,186
Receivable from investment adviser for expense reductions		27,033
Other receivables		1,184
Total assets		387,927,007

Liabilities
Payable for investments purchased	$ 1,790,837
Payable for fund shares redeemed	213,670
Distributions payable	121
Accrued management fee	124,822
Distribution and service plan fees payable	61,687
Other affiliated payables	15,754
Collateral on securities loaned, at value	25,794,025
Total liabilities		28,000,916

Net Assets		$ 359,926,091
Net Assets consist of:
Paid in capital		$ 329,683,235
Undistributed net investment income		126,425
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,908,909)
Net unrealized appreciation (depreciation) on investments		36,025,340
Net Assets		$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Assets and Liabilities - continued

December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,226,383 ÷ 5,994,603 shares)	$ 9.55

Maximum offering price per share (100/94.25 of $9.55)	$ 10.13
Class T: Net Asset Value and redemption price per share ($28,766,426 ÷ 3,019,772 shares)	$ 9.53

Maximum offering price per share (100/96.50 of $9.53)	$ 9.88
Class B: Net Asset Value and offering price per share ($5,806,438 ÷ 609,907 shares)A	$ 9.52

Class C: Net Asset Value and offering price per share ($42,595,226 ÷ 4,506,315 shares)A	$ 9.45

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($208,393,668 ÷ 21,771,039 shares)	$ 9.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,137,950 ÷ 1,790,137 shares)	$ 9.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements - continued

Consolidated Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends from underlying funds: Unaffiliated		$ 1,670,611
Affiliated		3,125,277
Interest		17,308
Income from Fidelity Central Funds		87,533
Total income		4,900,729

Expenses
Management fee	$ 1,389,387
Distribution and service plan fees	569,826
Custodian fees and expenses	516
Independent trustees' compensation	926
Subsidiary directors' fees	9,596
Miscellaneous	19,263
Total expenses before reductions	1,989,514
Expense reductions	(331,416)	1,658,098
Net investment income (loss)		3,242,631
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	1,907,771
Affiliated	978,784
Foreign currency transactions	25,695
Realized gain distributions from underlying funds:
Unaffiliated	58,201
Affiliated	276,029
Total net realized gain (loss)		3,246,480
Change in net unrealized appreciation (depreciation) on investment securities		33,064,920
Net gain (loss)		36,311,400
Net increase (decrease) in net assets resulting from operations		$ 39,554,031

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,242,631	$ 2,249,723
Net realized gain (loss)	3,246,480	(3,497,134)
Change in net unrealized appreciation (depreciation)	33,064,920	37,513,926
Net increase (decrease) in net assets resulting from operations	39,554,031	36,266,515
Distributions to shareholders from net investment income	(3,211,863)	(2,224,864)
Distributions to shareholders from net realized gain	(1,593,508)	(1,256,716)
Total distributions	(4,805,371)	(3,481,580)
Share transactions - net increase (decrease)	103,582,667	95,186,754
Total increase (decrease) in net assets	138,331,327	127,971,689

Net Assets
Beginning of period	221,594,764	93,623,075
End of period (including undistributed net investment income of $126,425 and undistributed net investment income of $245, respectively)	$ 359,926,091	$ 221,594,764

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.15	.06
Net realized and unrealized gain (loss)	1.13	1.80	(2.88)	(.34)
Total from investment operations	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.13) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%A
Net investment income (loss)	1.16%	1.48%	1.78%	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.09	.12	.06
Net realized and unrealized gain (loss)	1.13	1.78	(2.86)	(.35)
Total from investment operations	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.11)K	(.12)J	(.17)	(.12)
Net asset value, end of period	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%A
Expenses net of all reductions	.90%	.90%	.90%	.90%A
Net investment income (loss)	.91%	1.24%	1.53%	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.06	.09	.05
Net realized and unrealized gain (loss)	1.12	1.78	(2.87)	(.35)
Total from investment operations	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.07)	(.10)J	(.12)	(.11)
Net asset value, end of period	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.06	.08	.05
Net realized and unrealized gain (loss)	1.11	1.76	(2.86)	(.35)
Total from investment operations	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.08) K	(.10)J	(.15)	(.11)
Net asset value, end of period	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Dynamic Strategies

Years ended December 31,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.13	.17	.06
Net realized and unrealized gain (loss)	1.14	1.79	(2.88)	(.34)
Total from investment operations	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.13	.17	.07
Net realized and unrealized gain (loss)	1.14	1.79	(2.88)	(.35)
Total from investment operations	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of December 31, 2010, the Fund held $52,035,491 in the Subsidiary, representing 14.5% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which

Annual Report

3. Investments in Fidelity Central Funds - continued

are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

4. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund incurred an excise tax liability of $15,522 on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. This expense was reimbursed to the Fund which is included in Expense reductions on the Statement of Operations. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying consolidated financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Underlying Funds, foreign currency transactions, income recognized from controlled foreign corporation (CFC), passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 37,094,511
Gross unrealized depreciation	(3,611,337)
Net unrealized appreciation (depreciation)	$ 33,483,174
Tax Cost	$ 350,282,267

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 479,094
Capital loss carryforward	$ (3,711,147)
Net unrealized appreciation (depreciation)	$ 33,483,174

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 4,805,371	$ 3,481,580

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities including the Underlying Fund shares, other than short-term securities, aggregated $354,106,035 and $267,025,472, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 29, 2012.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMRC has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMRC reimbursed the Fund $34,393 and is reflected in Expense reductions on the Consolidated Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,143	$ 4,094
Class T	.25%	.25%	112,716	-
Class B	.75%	.25%	49,491	37,118
Class C	.75%	.25%	299,476	141,889
			$ 569,826	$ 183,101

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Annual Report

Notes to Consolidated Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,843
Class T	11,483
Class B*	7,492
Class C*	8,926
$ 70,744

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $843 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,741 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

9. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $87,533, including $2,079 from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 29, 2012. During the period, this management fee waiver reduced the Fund's management fee by $274,179.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,249 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 499,122	$ 318,849
Class T	197,243	151,774
Class B	13,225	16,030
Class C	156,012	123,507
Dynamic Strategies	2,170,963	1,532,132
Institutional Class	175,298	82,572
Total	$ 3,211,863	$ 2,224,864

Annual Report

Notes to Consolidated Financial Statements - continued

11. Distributions to Shareholders - continued

Years ended December 31,	2010	2009
From net realized gain
Class A	$ 251,525	$ 171,948
Class T	130,917	110,455
Class B	26,325	18,694
Class C	183,392	116,712
Dynamic Strategies	933,188	796,652
Institutional Class	68,161	42,255
Total	$ 1,593,508	$ 1,256,716

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	4,258,684	3,223,050	$ 37,796,195	$ 24,881,155
Reinvestment of distributions	65,064	46,864	607,250	395,011
Shares redeemed	(2,183,627)	(430,502)	(19,226,107)	(3,085,024)
Net increase (decrease)	2,140,121	2,839,412	$ 19,177,338	$ 22,191,142
Class T
Shares sold	1,186,852	2,102,892	$ 10,467,996	$ 14,845,291
Reinvestment of distributions	32,065	27,168	297,528	226,926
Shares redeemed	(445,241)	(586,056)	(3,888,800)	(4,289,738)
Net increase (decrease)	773,676	1,544,004	$ 6,876,724	$ 10,782,479
Class B
Shares sold	323,080	344,852	$ 2,770,584	$ 2,619,955
Reinvestment of distributions	4,212	4,099	38,499	34,082
Shares redeemed	(104,068)	(180,878)	(908,372)	(1,342,614)
Net increase (decrease)	223,224	168,073	$ 1,900,711	$ 1,311,423
Class C
Shares sold	2,447,418	1,966,054	$ 21,262,519	$ 14,977,601
Reinvestment of distributions	35,182	27,897	322,701	232,261
Shares redeemed	(488,696)	(437,347)	(4,250,410)	(3,062,241)
Net increase (decrease)	1,993,904	1,556,604	$ 17,334,810	$ 12,147,621
Dynamic Strategies
Shares sold	11,680,798	11,410,299	$ 104,146,943	$ 86,754,373
Reinvestment of distributions	309,778	257,830	2,900,626	2,164,709
Shares redeemed	(6,562,679)	(5,888,745)	(57,103,590)	(43,230,307)
Net increase (decrease)	5,427,897	5,779,384	$ 49,943,979	$ 45,688,775

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Institutional Class
Shares sold	1,159,147	625,394	$ 10,525,818	$ 4,979,050
Reinvestment of distributions	15,054	11,500	141,418	96,666
Shares redeemed	(264,662)	(301,514)	(2,318,131)	(2,010,402)
Net increase (decrease)	909,539	335,380	$ 8,349,105	$ 3,065,314

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 21% of the total outstanding shares of Fidelity Advisor 130/30 Large Cap Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the consolidated schedule of investments, as of December 31, 2010, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the three years in the period then ended and the period from October 31, 2007 (commencement of investment operations) to December 31, 2007. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from October 31, 2007 (commencement of investment operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	2/14/2011	2/11/2011	$0.005	$0.01
Class T	2/14/2011	2/11/2011	$0.005	$0.01
Class B	2/14/2011	2/11/2011	$0.005	$0.01
Class C	2/14/2011	2/11/2011	$0.005	$0.01

Class A designates 6% and 15%, Class T designates 6% and 18%, Class B designates 6% and 34%, and Class C designates 6% and 26% of the dividends distributed in February and December 2010, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 10% and 25%, Class T designates 10% and 30%, Class B designates 10% and 56%, and Class C designates 10% and 44% of the dividends distributed in February and December 2010, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMRC does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class C of the fund and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The fund's proprietary custom index is an index developed by FMRC that represents the performance of the fund's three general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Dynamic Strategies Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 73% means that 27% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Dynamic Strategies Fund

Annual Report

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2009. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through February 28, 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees, and custodial, legal, and audit fees paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for 2009. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYS-UANN-0211
1.852689.103

Fidelity Advisor

Dynamic Strategies®
Fund - Institutional Class

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity
Dynamic Strategies® Fund

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

The investment environment in 2010 was volatile but generally supportive of most major asset classes. Equities experienced the biggest gains, rallying in the second half of the period on incremental economic growth, supportive monetary policies, strong corporate profits and very little inflation. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
Institutional Class	14.95%	0.95%

A From October 31, 2007.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Dynamic Strategies® Fund - Institutional Class on October 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite bouts of volatility and concern over European debt woes, major U.S. stock markets recorded solid gains for the one-year period ending December 31, 2010, lifted by a strong second-half rally fueled by economic optimism, encouraging earnings reports and a wave of corporate mergers. For the period, the large-cap S&P 500® Index rose 15.06%, the blue-chip-laden Dow Jones Industrial AverageSM added 14.06% and the technology-heavy Nasdaq Composite® Index climbed 18.02%. It was the second straight year of double-digit returns for major U.S. equity markets, with the S&P 500® ending up more than 90% from its March 2009 low. Stocks of mid- and small-sized companies fared much better than their larger-cap counterparts, advancing 25.48% and 26.85%, respectively, as measured by the Russell Midcap® and Russell 2000® indexes. High-yield bonds also flourished amid a favorable environment for riskier assets, with The BofA Merrill LynchSM US High Yield Constrained Index gaining 15.07%. Conversely, investment-grade debt and money market instruments yielded more-modest returns. The Barclays Capital® U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - rose 6.54% for the year, hampered by a weak fourth quarter, while short-term assets, as gauged by the Barclays Capital® U.S. 3 Month Treasury Bellwether Index, added just 0.15%.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor Dynamic Strategies® Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 14.64%, 14.45%, 13.80% and 13.81%, respectively (excluding sales charges), versus 15.06% for the fund's primary benchmark, the S&P 500®. The fund outperformed the 10.59% return of the Fidelity Dynamic Strategies Composite Index. We believe this latter index offers a more consistent basis for comparison than the S&P 500. Overweighting asset classes with greater risk allowed the fund to outperform the Composite index. The portfolio's out-of-benchmark stake in commodities contributed meaningfully. These investments rose along with a recovering global economy and growing investor concern about inflation. The fund's bond positioning was another positive overall, due to stakes in strong-performing high-yield and emerging-markets debt, along with a corresponding underweighting in investment-grade bonds - a category that lagged the Composite index by about four percentage points. The fund's out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS) was a modest detractor. On the equity side, the fund's international stock investments - also out-of-benchmark - were helpful, though the gains were tempered by underweighting U.S. stocks.

Comments from Andrew Dierdorf and Jurrien Timmer, Co-Portfolio Managers of Fidelity Advisor Dynamic Strategies® Fund: For the year, the fund's Institutional Class shares returned 14.95%, in line with the fund's primary benchmark, the S&P 500®. The fund outperformed the 10.59% return of the Fidelity Dynamic Strategies Composite Index. We believe this latter index offers a more consistent basis for comparison than the S&P 500. Overweighting asset classes with greater risk allowed the fund to outperform the Composite index. The portfolio's out-of-benchmark stake in commodities contributed meaningfully. These investments rose along with a recovering global economy and growing investor concern about inflation. The fund's bond positioning was another positive overall, due to stakes in strong-performing high-yield and emerging-markets debt, along with a corresponding underweighting in investment-grade bonds - a category that lagged the Composite index by about four percentage points. The fund's out-of-benchmark exposure to Treasury Inflation-Protected Securities (TIPS) was a modest detractor. On the equity side, the fund's international stock investments - also out-of-benchmark - were helpful, though the gains were tempered by underweighting U.S. stocks.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Class A	.66%
Actual		$ 1,000.00	$ 1,179.90	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.88	$ 3.36
Class T	.91%
Actual		$ 1,000.00	$ 1,178.00	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.62	$ 4.63
Class B	1.41%
Actual		$ 1,000.00	$ 1,174.30	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class C	1.41%
Actual		$ 1,000.00	$ 1,174.60	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Dynamic Strategies	.41%
Actual		$ 1,000.00	$ 1,180.20	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09
Institutional Class	.41%
Actual		$ 1,000.00	$ 1,180.20	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 2.09

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each class annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Portfolio Composition as of December 31, 2010**
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 23.9%	Domestic Equity 28.4%
Emerging Markets Equity 6.6%	Emerging Markets Equity 6.5%
High Yield Fixed-Income 5.1%	High Yield Fixed-Income 7.5%
International Equity 4.8%	International Equity 3.4%
Investment Grade Fixed-Income 18.7%	Investment Grade Fixed-Income 20.7%
Other 24.7%	Other 18.1%
Short-Term 15.1%	Short-Term 1.3%
Sectors* 8.2%	Sectors* 14.2%
Net Other Assets† (7.1)%	Net Other Assets† (0.1)%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Includes equity and fixed-income sectors such as Communications, Financial, Health, Natural Resources, Real Estate, Technology and Utilities. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

† Net Other Assets are not included in the pie chart.
Asset Allocation (% of fund's investments)**
As of December 31, 2010	As of June 30, 2010
Equities 41.0%	Equities 50.7%
Bonds 26.3%	Bonds 30.0%
Short-Term and Other 32.7%	Short-Term and Other 19.3%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities includes ETFs, mutual funds and direct holdings in equity securities. Bond's include ETFs, mutual funds and fixed income securities maturing in more than one year. Short-term includes cash and cash equivalents and Other includes investments that do not fall into the Equity or Bond categories.

Annual Report

Consolidated Investments December 31, 2010

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 41.0%
	Shares	Value
China Region Funds - 0.8%
Fidelity China Region Fund (e)	35,159	$ 1,143,020
iShares MSCI Hong Kong Index ETF (d)	82,900	1,567,639
TOTAL CHINA REGION FUNDS		2,710,659
Diversified Emerging Markets Funds - 2.2%
Claymore/BNY Mellon Frontier Markets ETF	65,000	1,588,600
Fidelity Emerging Markets Fund (e)	70,272	1,851,666
iShares MSCI Thailand Investable Market Index ETF (d)	23,000	1,489,250
Market Vectors Africa Index ETF	57,000	2,005,260
SPDR S&P Emerging Middle East & Africa ETF (d)	10,400	827,726
TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		7,762,502
Europe Stock Funds - 0.9%
iShares MSCI Germany Index ETF (d)	109,900	2,631,006
Market Vectors Russia ETF (d)	15,900	602,769
TOTAL EUROPE STOCK FUNDS		3,233,775
Foreign Large Blend Funds - 0.3%
Fidelity Canada Fund (e)	19,237	1,118,621
Foreign Large Value Funds - 2.4%
WisdomTree International Dividend Ex-Financials ETF	97,000	4,283,520
WisdomTree International LargeCap Dividend ETF (d)	94,500	4,298,805
TOTAL FOREIGN LARGE VALUE FUNDS		8,582,325
Foreign Small Mid Growth Funds - 0.2%
Fidelity International Small Cap Opportunities Fund (e)	85,435	887,668
Japan Stock Funds - 1.0%
iShares MSCI Japan Index ETF	320,000	3,491,200
Large Blend Funds - 9.1%
Fidelity Advisor 130/30 Large Cap Institutional Class (e)	815,128	5,885,223
Fidelity Disciplined Equity Fund (e)	400,457	9,022,300
Fidelity Mega Cap Stock Fund (e)	1,015,974	10,149,576
SPDR S&P 500 ETF Trust	62,000	7,798,360
TOTAL LARGE BLEND FUNDS		32,855,459
Equity Funds - continued
	Shares	Value
Large Growth Funds - 14.5%
Fidelity Advisor Stock Selector All Cap Fund Institutional Class (e)	2,677,607	$ 52,133,004
Latin America Stock Funds - 1.6%
Fidelity Latin America Fund (e)	18,590	1,097,350
Global X/InterBolsa FTSE Colombia 20 ETF (d)	18,700	795,311
iShares MSCI All Peru Capped Index ETF (d)	16,700	841,012
iShares MSCI Brazil Index ETF	16,700	1,292,580
iShares MSCI Chile Index ETF (d)	19,600	1,560,160
TOTAL LATIN AMERICA STOCK FUNDS		5,586,413
Mid-Cap Blend Funds - 0.3%
Fidelity Leveraged Company Stock Fund (e)	42,184	1,198,866
Pacific Asia ex-Japan Stock Funds - 2.0%
iShares MSCI Australia Index ETF	40,650	1,034,136
iShares MSCI Malaysia Index ETF (d)	102,300	1,471,074
iShares MSCI Singapore Index ETF	109,800	1,520,730
SPDR S&P China ETF (d)	23,500	1,790,230
WisdomTree India Earnings ETF (d)	55,000	1,451,450
TOTAL PACIFIC ASIA EX-JAPAN STOCK FUNDS		7,267,620
Sector Funds - Energy - 1.6%
Fidelity Energy Service Portfolio (e)	20,855	1,551,007
Fidelity Natural Gas Portfolio (e)	42,521	1,413,414
SPDR Oil & Gas Equipment & Services ETF (d)	71,200	2,613,752
TOTAL SECTOR FUNDS - ENERGY		5,578,173
Sector Funds - Industrials - 0.5%
Market Vectors Environmental Services ETF	8,200	423,120
SPDR FTSE Macquarie Global Infrastructure 100 ETF	33,100	1,367,692
TOTAL SECTOR FUNDS - INDUSTRIALS		1,790,812
Sector Funds - Natural Resources - 2.7%
Market Vectors Agribusiness ETF (d)	126,200	6,756,748
PowerShares Global Water ETF (d)	151,500	3,031,515
TOTAL SECTOR FUNDS - NATURAL RESOURCES		9,788,263
Sector Funds - Real Estate - 0.9%
DJ Wilshire REIT ETF (d)	33,000	2,013,660
Equity Funds - continued
	Shares	Value
Sector Funds - Real Estate - continued
Fidelity International Real Estate Fund (e)	63,600	$ 596,567
Fidelity Real Estate Investment Portfolio (e)	30,080	772,744
TOTAL SECTOR FUNDS - REAL ESTATE		3,382,971
TOTAL EQUITY FUNDS (Cost $130,449,727)		147,368,331
Fixed-Income Funds - 26.3%

Bank Loan Funds - 1.3%
Fidelity Floating Rate High Income Fund (e)	466,319	4,565,261
Emerging Markets Bond Funds - 2.3%
Fidelity New Markets Income Fund (e)	528,860	8,276,657
High Yield Bond Funds - 1.5%
Fidelity High Income Fund (e)	523,226	4,677,644
iShares iBoxx $ High Yield Corporate Bond ETF (d)	9,800	884,842
TOTAL HIGH YIELD BOND FUNDS		5,562,486
Inflation-Protected Bond Funds - 1.8%
PIMCO 1-5 Year U.S. TIPS Index ETF	120,000	6,309,600
Intermediate-Term Bond Funds - 12.5%
Fidelity Investment Grade Bond Fund (e)	5,196,266	38,400,406
iShares Barclays Aggregate Bond ETF	61,200	6,471,900
TOTAL INTERMEDIATE-TERM BOND FUNDS		44,872,306
Long Government Bond Funds - 3.2%
iShares Barclays 20+ Year Treasury Bond ETF (d)	124,000	11,670,880
Sector Funds - Real Estate - 2.5%
Fidelity Real Estate Income Fund (e)	865,086	8,996,896
World Bond Funds - 1.2%
SPDR DB International Government Inflation-Protected Bond ETF	76,100	4,422,171
TOTAL FIXED-INCOME FUNDS (Cost $90,437,888)		94,676,257
Other - 24.7%
	Shares	Value
Commodity Funds - Broad Basket - 3.3%
Fidelity Commodity Strategy Fund (a)(e)	944,834	$ 11,196,287
Fidelity Global Commodity Stock Fund (e)	41,237	706,801
TOTAL COMMODITY FUNDS - BROAD BASKET		11,903,088
Commodity Funds - Energy - 1.5%
United States Oil Fund LP ETF (a)	142,100	5,541,900
Commodity Funds - Precious Metals - 10.8%
iShares Silver Trust ETF (a)	559,800	16,894,764
SPDR Gold Trust ETF (a)	159,700	22,153,584
TOTAL COMMODITY FUNDS - PRECIOUS METALS		39,048,348
Currency Funds - 1.6%
CurrencyShares Australian Dollar Trust ETF (d)	7,418	761,532
CurrencyShares Canadian Dollar Trust ETF (d)	6,598	656,765
WisdomTree Dreyfus Brazilian Real ETF	26,000	690,300
WisdomTree Dreyfus Chinese Yuan ETF	58,000	1,471,460
WisdomTree Dreyfus Emerging Currency ETF (d)	65,900	1,486,704
WisdomTree Dreyfus Indian Rupee ETF	22,400	595,392
TOTAL CURRENCY FUNDS		5,662,153
Exchange - Traded Notes - Agriculture - 2.4%
ELEMENTS Rogers International Commodity Agricultural ETN (issued by Swedish Export Credit Corp., maturity date 10/24/22) (a)	395,800	4,242,976
ETFS Classic Commodity Securities - Agriculture DJ-UBSCI	477,500	4,359,575
TOTAL EXCHANGE - TRADED NOTES - AGRICULTURE		8,602,551
Exchange - Traded Notes - Energy - 2.9%
Alerian MLP Index ETN (issued by JPMorgan Chase & Co., maturity date 5/24/24)	282,100	10,254,335
Exchange - Traded Notes - Industrial Metals - 1.2%
ETFS Classic Commodity Securities - Copper	88,100	4,344,211
Other - continued
	Shares	Value
Specialty Precious Metals Funds - 1.0%
Fidelity Gold Portfolio (e)	37,397	$ 1,986,142
Market Vectors Gold Miners ETF	25,524	1,568,960
TOTAL SPECIALTY PRECIOUS METALS FUNDS		3,555,102
TOTAL OTHER (Cost $74,043,321)		88,911,688
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Institutional Class (e)	11,031,758	11,031,758
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	25,794,025	25,794,025
TOTAL SHORT-TERM FUNDS (Cost $36,825,783)		36,825,783
Cash Equivalents - 4.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Treasury Obligations) # (Cost $17,785,000)	$ 17,785,296	17,785,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $349,541,719)		385,567,059
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(25,640,968)
NET ASSETS - 100%		$ 359,926,091
Security Type Abbreviations
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,785,000 due 1/03/11 at 0.20%
BNP Paribas Securities Corp.	$ 2,102,850
Barclays Capital, Inc.	4,195,680
Citigroup Global Markets, Inc.	1,353,445
Credit Agricole Securities (USA), Inc.	2,706,891
Deutsche Bank Securities, Inc.	541,378
HSBC Securities (USA), Inc.	1,595,608
J.P. Morgan Securities, Inc.	1,353,445
Merrill Lynch, Pierce, Fenner & Smith, Inc.	406,034
Mizuho Securities USA, Inc.	2,300,857
RBS Securities, Inc.	755,106
Societe Generale, New York Branch	338,361
Wells Fargo Securities LLC	135,345
$ 17,785,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 87,533
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor 130/30 Large Cap Institutional Class	$ 4,197,609	$ 1,620,230	$ 429,654	$ -	$ 5,885,223
Fidelity Advisor Stock Selector All Cap Fund Institutional Class	-	45,461,625	1,349,904	282,506	52,133,004
Fidelity Bio-technology Portfolio	471,435	123,367	623,848	-	-
Fidelity Canada Fund	736,531	278,859	70,907	8,671	1,118,621
Fidelity China Region Fund	799,248	251,966	64,462	13,078	1,143,020
Fidelity Commodity Strategy Fund	5,156,250	4,518,355	-	-	11,196,287
Fidelity Consumer Discretion-ary Portfolio	3,199,994	353,893	3,811,373	1,871	-
Fidelity Consumer Staples Portfolio	4,076,982	378,208	4,357,630	5,873	-
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Disciplined Equity Fund	$ 6,629,841	$ 2,463,651	$ 644,621	$ 83,460	$ 9,022,300
Fidelity Emerging Markets Fund	1,287,831	422,578	107,437	16,930	1,851,666
Fidelity Energy Portfolio	4,472,762	291,316	4,326,925	-	-
Fidelity Energy Service Portfolio	933,116	396,698	107,436	-	1,551,007
Fidelity Financial Services Portfolio	4,508,666	622,780	5,108,191	-	-
Fidelity Floating Rate High Income Fund	3,158,857	4,298,039	3,012,017	147,947	4,565,261
Fidelity Global Commodity Stock Fund	456,015	207,246	53,718	6,369	706,801
Fidelity Gold Portfolio	1,196,451	557,168	107,437	-	1,986,142
Fidelity Health Care Portfolio	4,835,530	370,193	5,199,025	-	-
Fidelity High Income Fund	5,714,467	1,996,080	3,318,246	447,382	4,677,644
Fidelity Industrials Portfolio	3,796,880	345,131	4,368,144	4,512	-
Fidelity Inflation Protected Bond Fund	11,671,673	37,995	11,815,783	42,434	-
Fidelity Institutional Money Market Portfolio Institutional Class	5,511,621	50,483,806	44,963,669	20,413	11,031,758
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity International Real Estate Fund	$ 331,788	$ 236,727	$ 10,696	$ 21,014	$ 596,567
Fidelity International Small Cap Opportuni-ties Fund	582,440	213,866	53,718	12,155	887,668
Fidelity Investment Grade Bond Fund	27,892,950	11,737,949	2,776,898	1,124,835	38,400,406
Fidelity Latin America Fund	771,834	261,344	64,463	19,633	1,097,350
Fidelity Leveraged Company Stock Fund	771,641	282,117	75,206	4,428	1,198,866
Fidelity Materials Portfolio	1,307,872	129,224	1,370,237	53	-
Fidelity Mega Cap Stock Fund	7,190,617	2,451,897	644,621	71,706	10,149,576
Fidelity Natural Gas Portfolio	1,036,797	409,750	107,438	10,992	1,413,414
Fidelity New Markets Income Fund	4,477,818	3,572,346	-	394,319	8,276,657
Fidelity Real Estate Income Fund	1,412,597	7,048,784	-	311,490	8,996,896
Fidelity Real Estate Investment Portfolio	445,982	210,677	32,202	12,112	772,744
Fidelity Strategic Real Return Fund	6,884,793	2,482,381	10,148,130	46,235	-
Fidelity Technology Portfolio	7,160,593	558,714	7,764,922	-	-
Fidelity Telecom-munications Portfolio	1,230,249	110,151	1,316,572	7,932	-
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Utilities Portfolio	$ 1,550,588	$ 113,604	$ 1,600,137	$ 6,927	$ -
Total	$ 135,860,318	$ 145,298,715	$ 119,805,667	$ 3,125,277	$ 178,658,878
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ -	$ 43,800,000	$ 342,000	$ -	$ 52,035,491
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Horizons BetaPro COMEX Gold ETF	$ 661,305	$ -	$ 722,918	$ -	$ -
Horizons BetaPro COMEX Silver ETF	677,295	-	723,730	-	-
Horizons BetaPro Winter-Term NYMEX Crude Oil ETF	623,614	-	599,419	-	-
Horizons BetaPro Winter-Term NYMEX Natural Gas ETF	475,134	-	347,674	-	-
	$ 2,437,348	$ -	$ 2,393,741	$ -	$ -
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $3,711,147 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements

Consolidated Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including securities loaned of $25,395,672 and repurchase agreements of $17,785,000) - See accompanying schedule: Unaffiliated issuers (cost $161,549,946)	$ 181,114,156
Fidelity Central Funds (cost $25,794,025)	25,794,025
Affiliated underlying funds (cost $162,197,748)	178,658,878
Total Investments (cost $349,541,719)		$ 385,567,059
Cash		914
Receivable for fund shares sold		2,085,357
Dividends receivable		211,274
Distributions receivable from Fidelity Central Funds		34,186
Receivable from investment adviser for expense reductions		27,033
Other receivables		1,184
Total assets		387,927,007

Liabilities
Payable for investments purchased	$ 1,790,837
Payable for fund shares redeemed	213,670
Distributions payable	121
Accrued management fee	124,822
Distribution and service plan fees payable	61,687
Other affiliated payables	15,754
Collateral on securities loaned, at value	25,794,025
Total liabilities		28,000,916

Net Assets		$ 359,926,091
Net Assets consist of:
Paid in capital		$ 329,683,235
Undistributed net investment income		126,425
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,908,909)
Net unrealized appreciation (depreciation) on investments		36,025,340
Net Assets		$ 359,926,091

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Assets and Liabilities - continued

December 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($57,226,383 ÷ 5,994,603 shares)	$ 9.55

Maximum offering price per share (100/94.25 of $9.55)	$ 10.13
Class T: Net Asset Value and redemption price per share ($28,766,426 ÷ 3,019,772 shares)	$ 9.53

Maximum offering price per share (100/96.50 of $9.53)	$ 9.88
Class B: Net Asset Value and offering price per share ($5,806,438 ÷ 609,907 shares)A	$ 9.52

Class C: Net Asset Value and offering price per share ($42,595,226 ÷ 4,506,315 shares)A	$ 9.45

Dynamic Strategies: Net Asset Value, offering price and redemption price per share ($208,393,668 ÷ 21,771,039 shares)	$ 9.57

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,137,950 ÷ 1,790,137 shares)	$ 9.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Financial Statements - continued

Consolidated Statement of Operations

	Year ended December 31, 2010

Investment Income
Dividends from underlying funds: Unaffiliated		$ 1,670,611
Affiliated		3,125,277
Interest		17,308
Income from Fidelity Central Funds		87,533
Total income		4,900,729

Expenses
Management fee	$ 1,389,387
Distribution and service plan fees	569,826
Custodian fees and expenses	516
Independent trustees' compensation	926
Subsidiary directors' fees	9,596
Miscellaneous	19,263
Total expenses before reductions	1,989,514
Expense reductions	(331,416)	1,658,098
Net investment income (loss)		3,242,631
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying fund shares:
Unaffiliated	1,907,771
Affiliated	978,784
Foreign currency transactions	25,695
Realized gain distributions from underlying funds:
Unaffiliated	58,201
Affiliated	276,029
Total net realized gain (loss)		3,246,480
Change in net unrealized appreciation (depreciation) on investment securities		33,064,920
Net gain (loss)		36,311,400
Net increase (decrease) in net assets resulting from operations		$ 39,554,031

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Statement of Changes in Net Assets

	Year ended December 31, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,242,631	$ 2,249,723
Net realized gain (loss)	3,246,480	(3,497,134)
Change in net unrealized appreciation (depreciation)	33,064,920	37,513,926
Net increase (decrease) in net assets resulting from operations	39,554,031	36,266,515
Distributions to shareholders from net investment income	(3,211,863)	(2,224,864)
Distributions to shareholders from net realized gain	(1,593,508)	(1,256,716)
Total distributions	(4,805,371)	(3,481,580)
Share transactions - net increase (decrease)	103,582,667	95,186,754
Total increase (decrease) in net assets	138,331,327	127,971,689

Net Assets
Beginning of period	221,594,764	93,623,075
End of period (including undistributed net investment income of $126,425 and undistributed net investment income of $245, respectively)	$ 359,926,091	$ 221,594,764

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class A

Years ended December 31,	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.45	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.11	.15	.06
Net realized and unrealized gain (loss)	1.13	1.80	(2.88)	(.34)
Total from investment operations	1.23	1.91	(2.73)	(.28)
Distributions from net investment income	(.09)	(.09)	(.12)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.13) K	(.14) J	(.18)	(.13)
Net asset value, end of period	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Total Return B, C, D	14.64%	28.60%	(28.59)%	(2.85)%
Ratios to Average Net Assets F, I
Expenses before reductions	.77%	.75%	.75%	.75% A
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%A
Expenses net of all reductions	.65%	.65%	.65%	.65%A
Net investment income (loss)	1.16%	1.48%	1.78%	3.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,226	$ 32,556	$ 6,786	$ 1,591
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share.

K Total distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class T

Years ended December 31,	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.68	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.09	.12	.06
Net realized and unrealized gain (loss)	1.13	1.78	(2.86)	(.35)
Total from investment operations	1.21	1.87	(2.74)	(.29)
Distributions from net investment income	(.07)	(.07)	(.11)	(.04)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.11)K	(.12)J	(.17)	(.12)
Net asset value, end of period	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Total Return B, C, D	14.45%	28.03%	(28.69)%	(2.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.02%	1.00%	1.00%	1.00%A
Expenses net of fee waivers, if any	.90%	.90%	.90%	.90%A
Expenses net of all reductions	.90%	.90%	.90%	.90%A
Net investment income (loss)	.91%	1.24%	1.53%	3.45%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,766	$ 18,941	$ 4,688	$ 1,358
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share.

K Total distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class B

Years ended December 31,	2010	2009	2008	2007H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.06	.09	.05
Net realized and unrealized gain (loss)	1.12	1.78	(2.87)	(.35)
Total from investment operations	1.16	1.84	(2.78)	(.30)
Distributions from net investment income	(.02)	(.04)	(.06)	(.03)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.07)	(.10)J	(.12)	(.11)
Net asset value, end of period	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Total Return B, C, D	13.80%	27.47%	(29.05)%	(2.98)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,806	$ 3,260	$ 1,463	$ 1,231
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Class C

Years ended December 31,	2010	2009	2008	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 6.66	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.06	.08	.05
Net realized and unrealized gain (loss)	1.11	1.76	(2.86)	(.35)
Total from investment operations	1.15	1.82	(2.78)	(.30)
Distributions from net investment income	(.04)	(.05)	(.09)	(.03)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.08) K	(.10)J	(.15)	(.11)
Net asset value, end of period	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Total Return B, C, D	13.81%	27.41%	(29.05)%	(2.96)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.52%	1.50%	1.50%	1.50%A
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%A
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%A
Net investment income (loss)	.41%	.74%	1.03%	2.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,595	$ 21,063	$ 6,365	$ 1,425
Portfolio turnover rate G	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

H For the period October 31, 2007 (commencement of operations) to December 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.050 and distributions from net realized gain of $.053 per share.

K Total distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Dynamic Strategies

Years ended December 31,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.13	.17	.06
Net realized and unrealized gain (loss)	1.14	1.79	(2.88)	(.34)
Total from investment operations	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 208,394	$ 138,320	$ 70,674	$ 28,567
Portfolio turnover rate F	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Consolidated Financial Highlights - Institutional Class

Years ended December 31,	2010	2009	2008	2007G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 6.69	$ 9.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.12	.13	.17	.07
Net realized and unrealized gain (loss)	1.14	1.79	(2.88)	(.35)
Total from investment operations	1.26	1.92	(2.71)	(.28)
Distributions from net investment income	(.10)	(.10)	(.13)	(.05)
Distributions from net realized gain	(.05)	(.05)	(.06)	(.08)
Total distributions	(.15)	(.15) I	(.19)	(.13)
Net asset value, end of period	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Total Return B, C	14.95%	28.72%	(28.35)%	(2.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%	.50%	.50%	.50%A
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%A
Expenses net of all reductions	.40%	.40%	.40%	.40%A
Net investment income (loss)	1.41%	1.73%	2.03%	3.95%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,138	$ 7,454	$ 3,648	$ 1,331
Portfolio turnover rate F	102%	53%	71%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying funds and Fidelity Central Funds.

G For the period October 31, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share.

See accompanying notes which are an integral part of the consolidated financial statements.

Annual Report

Notes to Consolidated Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Dynamic Strategies Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds and exchange-traded funds (ETFs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Dynamic Strategies, and Institutional Class shares, each of which has equal rights as to assets and voting privileges, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred.

2. Consolidated Subsidiary

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of December 31, 2010, the Fund held $52,035,491 in the Subsidiary, representing 14.5% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which

Annual Report

3. Investments in Fidelity Central Funds - continued

are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in affiliated Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Exchange-traded Funds (ETFs) and Exchange-traded notes (ETNs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board of Trustees believes reflects fair

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Annual Report

4. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds and ETFs through the impact of these expenses on each Underlying Fund's NAV and the value of each ETF. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. During the period, the Fund incurred an excise tax liability of $15,522 on undistributed ordinary income which is included in Miscellaneous expense on the Statement of Operations. This expense was reimbursed to the Fund which is included in Expense reductions on the Statement of Operations. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying consolidated financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, the short-term gain distributions from the Underlying Funds, foreign currency transactions, income recognized from controlled foreign corporation (CFC), passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Annual Report

Notes to Consolidated Financial Statements - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 37,094,511
Gross unrealized depreciation	(3,611,337)
Net unrealized appreciation (depreciation)	$ 33,483,174
Tax Cost	$ 350,282,267

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 479,094
Capital loss carryforward	$ (3,711,147)
Net unrealized appreciation (depreciation)	$ 33,483,174

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 4,805,371	$ 3,481,580

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

6. Purchases and Sales of Investments.

Purchases and sales of securities including the Underlying Fund shares, other than short-term securities, aggregated $354,106,035 and $267,025,472, respectively.

Annual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to FMRC. The management fee is computed at an annual rate of .50% of the Fund's average net assets. FMRC, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 29, 2012.

FMRC and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMRC a monthly management fee at the annual rate of .30% of its assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

FMRC has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMRC reimbursed the Fund $34,393 and is reflected in Expense reductions on the Consolidated Statement of Operations.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 108,143	$ 4,094
Class T	.25%	.25%	112,716	-
Class B	.75%	.25%	49,491	37,118
Class C	.75%	.25%	299,476	141,889
			$ 569,826	$ 183,101

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for

Annual Report

Notes to Consolidated Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class B, 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 42,843
Class T	11,483
Class B*	7,492
Class C*	8,926
$ 70,744

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $843 for the period.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,741 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

9. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $87,533, including $2,079 from securities loaned to FCM.

10. Expense Reductions.

FMRC has contractually agreed to waive .10% of its management fee, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until February 29, 2012. During the period, this management fee waiver reduced the Fund's management fee by $274,179.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,249 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $73.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009
From net investment income
Class A	$ 499,122	$ 318,849
Class T	197,243	151,774
Class B	13,225	16,030
Class C	156,012	123,507
Dynamic Strategies	2,170,963	1,532,132
Institutional Class	175,298	82,572
Total	$ 3,211,863	$ 2,224,864

Annual Report

Notes to Consolidated Financial Statements - continued

11. Distributions to Shareholders - continued

Years ended December 31,	2010	2009
From net realized gain
Class A	$ 251,525	$ 171,948
Class T	130,917	110,455
Class B	26,325	18,694
Class C	183,392	116,712
Dynamic Strategies	933,188	796,652
Institutional Class	68,161	42,255
Total	$ 1,593,508	$ 1,256,716

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Class A
Shares sold	4,258,684	3,223,050	$ 37,796,195	$ 24,881,155
Reinvestment of distributions	65,064	46,864	607,250	395,011
Shares redeemed	(2,183,627)	(430,502)	(19,226,107)	(3,085,024)
Net increase (decrease)	2,140,121	2,839,412	$ 19,177,338	$ 22,191,142
Class T
Shares sold	1,186,852	2,102,892	$ 10,467,996	$ 14,845,291
Reinvestment of distributions	32,065	27,168	297,528	226,926
Shares redeemed	(445,241)	(586,056)	(3,888,800)	(4,289,738)
Net increase (decrease)	773,676	1,544,004	$ 6,876,724	$ 10,782,479
Class B
Shares sold	323,080	344,852	$ 2,770,584	$ 2,619,955
Reinvestment of distributions	4,212	4,099	38,499	34,082
Shares redeemed	(104,068)	(180,878)	(908,372)	(1,342,614)
Net increase (decrease)	223,224	168,073	$ 1,900,711	$ 1,311,423
Class C
Shares sold	2,447,418	1,966,054	$ 21,262,519	$ 14,977,601
Reinvestment of distributions	35,182	27,897	322,701	232,261
Shares redeemed	(488,696)	(437,347)	(4,250,410)	(3,062,241)
Net increase (decrease)	1,993,904	1,556,604	$ 17,334,810	$ 12,147,621
Dynamic Strategies
Shares sold	11,680,798	11,410,299	$ 104,146,943	$ 86,754,373
Reinvestment of distributions	309,778	257,830	2,900,626	2,164,709
Shares redeemed	(6,562,679)	(5,888,745)	(57,103,590)	(43,230,307)
Net increase (decrease)	5,427,897	5,779,384	$ 49,943,979	$ 45,688,775

Annual Report

12. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2010	2009	2010	2009
Institutional Class
Shares sold	1,159,147	625,394	$ 10,525,818	$ 4,979,050
Reinvestment of distributions	15,054	11,500	141,418	96,666
Shares redeemed	(264,662)	(301,514)	(2,318,131)	(2,010,402)
Net increase (decrease)	909,539	335,380	$ 8,349,105	$ 3,065,314

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategy may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 21% of the total outstanding shares of Fidelity Advisor 130/30 Large Cap Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Dynamic Strategies Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Dynamic Strategies Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the consolidated schedule of investments, as of December 31, 2010, and the related consolidated statement of operations for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the three years in the period then ended and the period from October 31, 2007 (commencement of investment operations) to December 31, 2007. These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Dynamic Strategies Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from October 31, 2007 (commencement of investment operations) to December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 25, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. If the interests of the fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. FMRC has structured the fund to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

Annual Report

Trustees and Officers - continued

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-
2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-
2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-
present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-
present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-
present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Dynamic Strategies Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	02/14/2011	02/11/2011	$0.005	$0.01

Institutional Class designates 6% and 13% of the dividends distributed in February and December 2010, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 10% and 22% of the dividends distributed in February and December 2010, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Dynamic Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc. (FMRC), and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a proprietary custom index. The Board noted that FMRC does not believe that a meaningful peer group exists against which to compare the fund's performance. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2009, the total returns of the retail class and Class C of the fund and the total return of a proprietary custom index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively. The fund's proprietary custom index is an index developed by FMRC that represents the performance of the fund's three general investment categories according to their respective weightings in the fund's neutral mix.

Annual Report

Fidelity Dynamic Strategies Fund

The Board noted that the investment performance of the fund compared favorably to its benchmark for the period shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board noted that it is difficult to evaluate in any comprehensive fashion the performance of the fund, in light of its relatively recent commencement of operations.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in recent years, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 73% means that 27% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Dynamic Strategies Fund

Annual Report

The Board noted that the fund's hypothetical net management fee ranked above the median of its Total Mapped Group and above the median of its ASPG for 2009. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities.

Furthermore, the Board considered that FMRC has contractually agreed to waive the fund's management fee by 10 basis points through February 28, 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the total expenses of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees, and custodial, legal, and audit fees paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for 2009. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ADYSI-UANN-0211
1.852681.103

Fidelity®

Series Inflation-Protected
Bond Index

Fund

Fidelity Series Inflation-Protected
Bond Index

Class F

Annual Report

December 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Series Inflation-Protected Bond Index Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2010	Past 1 year	Life of fund A
Fidelity® Series Inflation-Protected Bond Index Fund	5.06%	5.94%
Class F	5.06%	5.96%

A From September 29, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Inflation-Protected Bond Index Fund on September 29, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® U.S. 1-10 Year Treasury Inflation Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a late-period sell-off caused primarily by rising interest rates, U.S. taxable investment-grade bonds generated positive results during 2010, as evidenced by the 6.54% advance of the Barclays Capital® U.S. Aggregate Bond Index. Against a backdrop of ultra-low interest rates that bolstered nearly all types of fixed-income securities for most of the year, sectors in the index with higher yields and more credit risk generally registered the strongest returns. Leading the way were commercial mortgage-backed securities (CMBS), which benefited from an improving economy and a growing perception that many securities could withstand losses stemming from underlying-loan delinquencies. CMBS gained 20.40% for the year. Corporate bonds, aided in part by improving corporate profitability, growing cash holdings and relatively broad access to low-cost borrowing, rose 8.47%. Most high-quality bonds backed by federal government support, including U.S. Treasuries, mortgage-backed securities and agency bonds, generated more-moderate returns. Treasuries, helped at times by bouts of economic uncertainty but hurt by the fourth-quarter rise in interest rates, gained 5.87%, while agencies advanced 4.36%. Although U.S. mortgage refinancing activity was surprisingly subdued given low interest rates, residential mortgage-backed securities also lagged, gaining 5.37%. Asset-backed securities, somewhat hamstrung by accounting and regulatory changes and the end of government purchases, returned 5.85%.

Comments from Curtis Hollingsworth, Lead Portfolio Manager of Fidelity® Series Inflation-Protected Bond Index Fund: For the year, the fund's Series Inflation-Protected Bond Index and Class F shares each gained 5.06%, falling short of the 5.22% return of the Barclays Capital® U.S. 1-10 Year Treasury Inflation Protected Securities (TIPS) Index (Series-L). TIPS performed reasonably well throughout most of January to May 2010, when growing optimism about the economic recovery stirred worries about inflation and sparked demand for inflation-protected investments. During that span, TIPS periodically benefited from strong investor demand for high-quality U.S. government-backed securities as a defense against sovereign debt woes in Europe. Later, TIPS languished as inflation concerns eased amid new economic data that pointed to a rather lackluster global recovery. From late August through October, TIPS regained traction when inflation worries resurfaced in response to the Federal Reserve's plan to purchase Treasuries as a means to keep interest rates low. In the final two months of the period, TIPS sold off in concert with a pronounced uptrend in Treasury yields that was fueled by the prospect of better U.S. economic growth in 2011, thanks in part to the extension of Bush-era personal income tax rates.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1, 2010 to December 31, 2010
Series Inflation-Protected Bond Index	.20%
Actual		$ 1,000.00	$ 1,019.30	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,024.20	$ 1.02
Class F	.10%
Actual		$ 1,000.00	$ 1,018.80	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of December 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	8.9	7.1
1 - 1.99%	44.6	40.8
2 - 2.99%	37.8	42.4
3 - 3.99%	8.4	9.4
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of December 31, 2010
6 months ago
Years	5.0	5.1

This is a weighted average of all the maturities of the securities held in a fund. WAM can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2010
6 months ago
Years	3.9	3.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2010*		As of June 30, 2010**
	U.S. Government and U.S. Government Agency Obligations 99.2%		U.S. Government and U.S. Government Agency Obligations 99.2%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 0.8%
* Inflation-Protected	99.2%	** Inflation-Protected	99.2%

Annual Report

Investments December 31, 2010

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	$ 264,282,040	$ 270,453,615
0.625% 4/15/13	181,065,972	186,708,623
1.25% 4/15/14	193,681,895	203,954,797
1.25% 7/15/20	397,732,406	407,642,023
1.375% 7/15/18	177,501,227	187,110,301
1.375% 1/15/20	227,630,841	236,788,029
1.625% 1/15/15	265,202,406	283,162,311
1.625% 1/15/18	182,600,765	195,481,520
1.875% 7/15/13	293,553,383	313,389,290
1.875% 7/15/15	234,689,589	254,434,021
1.875% 7/15/19	187,747,451	204,277,319
2% 4/15/12	188,542,928	195,625,993
2% 1/15/14	300,008,611	322,437,296
2% 7/15/14	270,820,900	293,014,564
2% 1/15/16	229,153,328	249,613,957
2.125% 1/15/19	171,556,293	190,011,651
2.375% 1/15/17	202,752,997	226,020,819
2.5% 7/15/16	229,393,766	257,585,215
2.625% 7/15/17	178,430,951	203,062,316
3% 7/15/12	313,809,933	333,545,797
3.375% 1/15/12	91,091,358	95,310,523
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $5,014,164,090)		5,109,629,980
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.26%, dated 12/31/10 due 1/3/11 (Collateralized by U.S. Government Obligations) # (Cost $17,912,000)	$ 17,912,391	17,912,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,032,076,090)		5,127,541,980
NET OTHER ASSETS (LIABILITIES) - 0.4%		21,559,482
NET ASSETS - 100%		$ 5,149,101,462
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,912,000 due 1/03/11 at 0.26%
BNP Paribas Securities Corp.	$ 2,054,765
Bank of America NA	2,198,197
Barclays Capital, Inc.	686,937
Credit Agricole Securities (USA), Inc.	168,069
HSBC Securities (USA), Inc.	549,549
ING Financial Markets LLC	659,459
J.P. Morgan Securities, Inc.	549,549
Merrill Lynch Government Securities, Inc.	989,189
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,098,634
Mizuho Securities USA, Inc.	4,396,393
Societe Generale, New York Branch	1,099,099
Wells Fargo Securities LLC	3,462,160
$ 17,912,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.2%
Short-Term Investments and Net Other Assets	0.8%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $17,912,000) - See accompanying schedule: Unaffiliated issuers (cost $5,032,076,090)		$ 5,127,541,980
Cash		840
Receivable for investments sold		26,394,704
Receivable for fund shares sold		8,657,742
Interest receivable		37,926,718
Total assets		5,200,521,984

Liabilities
Payable for fund shares redeemed	$ 50,641,983
Accrued management fee	427,851
Other affiliated payables	350,688
Total liabilities		51,420,522

Net Assets		$ 5,149,101,462
Net Assets consist of:
Paid in capital		$ 5,054,503,839
Undistributed net investment income		585
Accumulated undistributed net realized gain (loss) on investments		(868,852)
Net unrealized appreciation (depreciation) on investments		95,465,890
Net Assets		$ 5,149,101,462

Series Inflation-Protected Bond Index: Net Asset Value, offering price and redemption price per share ($4,170,427,714 ÷ 393,983,260 shares)		$ 10.59

Class F: Net Asset Value, offering price and redemption price per share ($978,673,748 ÷ 92,462,568 shares)		$ 10.58

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended December 31, 2010

Investment Income
Interest		$ 18,431,131
Inflation principal income		34,482,943
		52,914,074
Expenses
Management fee	$ 3,293,740
Transfer agent fees	2,880,419
Independent trustees' compensation	10,494
Miscellaneous	6,642
Total expenses		6,191,295
Net investment income (loss)		46,722,779
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		480,913
Change in net unrealized appreciation (depreciation) on investment securities		92,366,734
Net gain (loss)		92,847,647
Net increase (decrease) in net assets resulting from operations		$ 139,570,426

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2010	For the period September 29, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 46,722,779	$ 2,773,465
Net realized gain (loss)	480,913	269,248
Change in net unrealized appreciation (depreciation)	92,366,734	3,099,156
Net increase (decrease) in net assets resulting from operations	139,570,426	6,141,869
Distributions to shareholders investment income	(12,239,216)	(980,715)
Distributions to shareholders realized gain	(35,790,497)	(2,104,242)
Total distributions	(48,029,713)	(3,084,957)
Share transactions - net increase (decrease)	4,110,118,925	944,384,912
Total increase (decrease) in net assets	4,201,659,638	947,441,824

Net Assets
Beginning of period	947,441,824	-
End of period (including undistributed net investment income of $585 and distributions in excess of net investment income of $42,244, respectively)	$ 5,149,101,462	$ 947,441,824

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Inflation-Protected Bond Index

Years ended December 31,	2010	2009 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income C	.147	.049
Net realized and unrealized gain (loss)	.367	.184
Total from investment operations	.514	.233
Distributions from net investment income	(.040)	(.018)
Distributions from net realized gain	(.074)	(.025)
Total distributions	(.114)	(.043)
Net asset value, end of period	$ 10.59	$ 10.19
Total Return B	5.06%	2.33%
Ratios to Average Net Assets E
Expenses before reductions	.20%	.20% A
Expenses net of fee waivers, if any	.20%	.20% A
Expenses net of all reductions	.20%	.20% A
Net investment income	1.40%	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,170,428	$ 908,383
Portfolio turnover rate	16%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period September 29, 2009 (commencement of operations) to December 31, 2009.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended December 31,	2010	2009 D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income C	.158	.048
Net realized and unrealized gain (loss)	.357	.188
Total from investment operations	.515	.236
Distributions from net investment income	(.051)	(.021)
Distributions from net realized gain	(.074)	(.025)
Total distributions	(.125)	(.046)
Net asset value, end of period	$ 10.58	$ 10.19
Total Return B	5.06%	2.36%
Ratios to Average Net Assets E
Expenses before reductions	.10%	.10% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income	1.50%	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 978,674	$ 39,059
Portfolio turnover rate	16%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D For the period September 29, 2009 (commencement of operations) to December 31, 2009.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2010

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Inflation-Protected Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

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2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of December 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 103,380,690
Gross unrealized depreciation	(8,558,019)
Net unrealized appreciation (depreciation)	$ 94,822,671

Tax Cost	$ 5,032,719,309

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 279,893
Net unrealized appreciation (depreciation)	$ 94,822,671

The tax character of distributions paid was as follows:

	December 31, 2010	December 31, 2009
Ordinary Income	$ 48,029,713	$ 3,084,957

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3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fees based on Series Inflation-Protected Bond Index's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Series Inflation-Protected Bond Index	$ 2,880,419.10

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Notes to Financial Statements - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,642 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2010	2009 A
From net investment income
Series Inflation-Protected Bond Index	$ 10,356,889	$ 962,351
Class F	1,882,327	18,364
Total	$ 12,239,216	$ 980,715
From net realized gain
Series Inflation-Protected Bond Index	$ 29,146,520	$ 2,030,649
Class F	6,643,977	73,593
Total	$ 35,790,497	$ 2,104,242

A For the period September 29, 2009 (commencement of operations) to December 31, 2009.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2010	2009 A	2010	2009 A
Series Inflation-Protected Bond Index
Shares sold	344,045,628	91,246,007	$ 3,591,971,398	$ 926,619,412
Reinvestment of distributions	3,742,860	291,669	39,503,409	2,993,000
Shares redeemed	(42,952,964)	(2,389,940)	(453,962,590)	(24,441,024)
Net increase (decrease)	304,835,524	89,147,736	$ 3,177,512,217	$ 905,171,388
Class F
Shares sold	88,785,093	3,844,630	$ 934,236,926	$ 39,328,218
Reinvestment of distributions	806,799	8,962	8,526,295	91,957
Shares redeemed	(962,828)	(20,088)	(10,156,513)	(206,651)
Net increase (decrease)	88,629,064	3,833,504	$ 932,606,708	$ 39,213,524

A For the period September 29, 2009 (commencement of operations) to December 31, 2009.

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8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR, or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Series Inflation-Protected Bond Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Inflation-Protected Bond Index Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended December 31, 2010 and the period indicated from September 29, 2009 (commencement of operations) to December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Inflation-Protected Bond Index Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended December 31, 2010 and the period indicated from September 29, 2009 (commencement of operations) to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 18, 2011

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.

Except for Mr. James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. James C. Curvey oversees 408 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.

Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.

The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Series Inflation-Protected Bond Index Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (49)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

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Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (59)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 99.96% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,239,216 of distributions paid during the period January 1, 2010 to December 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Inflation-Protected Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index and, if a meaningful peer group exists, a peer group of mutual funds.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is narrower than the Lipper peer group used by the Board for performance comparisons. The Board considered that FMR created a mapped group comprising only those funds that Lipper identifies as "pure index" funds, and that FMR considers this smaller universe of funds to be a more meaningful comparison than a universe comprising primarily actively managed funds. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 19% means that 81% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Annual Report

Fidelity Series Inflation-Protected Bond Index Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of Class F ranked below its competitive median for the period and the total expenses of Series Class ranked equal to its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

SIB-S-ANN-0211
1.899329.101

Item 2. Code of Ethics

As of the end of the period, December 31, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Dynamic Strategies Fund and Fidelity Series Inflation-Protected Bond Index Fund (the "Funds"):

Services Billed by Deloitte Entities

December 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Dynamic Strategies Fund	$37,000	$-	$5,100	$-
Fidelity Series Inflation-Protected Bond Index Fund	$38,000	$-	$5,600	$-

December 31, 2009 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Dynamic Strategies Fund	$39,000	$-	$5,100	$-
Fidelity Series Inflation-Protected Bond Index Fund	$37,000	$-	$5,600	$-

A Amounts may reflect rounding.

B Fidelity Series Inflation-Protected Bond Index Fund commenced operations on September 29, 2009.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	December 31, 2010A	December 31, 2009A
Audit-Related Fees	$645,000	$725,000
Tax Fees	$-	$-
All Other Fees	$840,000	$515,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2010 A	December 31, 2009 A
Deloitte Entities	$1,590,000	$1,250,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	February 28, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2011